17. INTANGIBLE ASSETS (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	CAD 832,512
Balance at ending	812,995	CAD 832,512
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	1,152,600
Balance at ending	1,158,939	1,152,600
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(320,088)
Balance at ending	(345,944)	(320,088)
Intangible assets with finite useful life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	194,054
Balance at ending	164,614	194,054
Intangible assets with finite useful life [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	89,802
Balance at ending	78,172	89,802
Intangible assets with finite useful life [Member] | Customer contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	16,807
Balance at ending	13,917	16,807
Intangible assets with finite useful life [Member] | Transponder rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	6,701
Balance at ending	5,776	6,701
Intangible assets with finite useful life [Member] | Concession rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	35,736
Balance at ending	30,511	35,736
Intangible assets with finite useful life [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	29
Balance at ending	26	29
Intangible assets with finite useful life [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	513,042	485,869
Additions	155	31,479
Disposals/retirements	(1)	(9,974)
Impact of foreign exchange	(3,738)	5,668
Balance at ending	509,458	513,042
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Revenue backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	235,896	245,989
Additions
Disposals/retirements		(9,974)
Impact of foreign exchange	(261)	(119)
Balance at ending	235,635	235,896
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	198,652	198,807
Additions
Disposals/retirements	(1)
Impact of foreign exchange	(337)	(155)
Balance at ending	198,314	198,652
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Customer contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	23,142	23,142
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	23,142	23,142
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Transponder rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	16,718	16,718
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	16,718	16,718
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Concession rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	38,575	1,154
Additions	155	31,479
Disposals/retirements
Impact of foreign exchange	(3,140)	5,942
Balance at ending	35,590	38,575
Intangible assets with finite useful life [Member] | Gross carrying amount [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	59	59
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	59	59
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(318,988)	(300,983)
Disposals/retirements	1	9,974
Impact of foreign exchange	473	(289)
Amortization	(26,330)	(27,690)
Balance at ending	(344,844)	(318,988)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Revenue backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(190,917)	(190,346)
Disposals/retirements		9,974
Impact of foreign exchange	243	102
Amortization	(8,749)	(10,647)
Balance at ending	(199,423)	(190,917)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(108,850)	(97,422)
Disposals/retirements	1
Impact of foreign exchange	141	9
Amortization	(11,434)	(11,437)
Balance at ending	(120,142)	(108,850)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Customer contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(6,335)	(3,615)
Disposals/retirements
Impact of foreign exchange
Amortization	(2,890)	(2,720)
Balance at ending	(9,225)	(6,335)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Transponder rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(10,017)	(9,093)
Disposals/retirements
Impact of foreign exchange
Amortization	(925)	(924)
Balance at ending	(10,942)	(10,017)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Concession rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(2,839)	(480)
Disposals/retirements
Impact of foreign exchange	89	(400)
Amortization	(2,329)	(1,959)
Balance at ending	(5,079)	(2,839)
Intangible assets with finite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	(30)	(27)
Disposals/retirements
Impact of foreign exchange
Amortization	(3)	(3)
Balance at ending	(33)	(30)
Intangible assets with finite useful life [Member] | Revenue backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	44,979
Balance at ending	CAD 36,212	CAD 44,979